Share-based payments - Valuation assumptions for LTIP plans - (Details) $ / shares in Units, $ in Millions					12 Months Ended
	Jul. 01, 2021 USD ($) Option $ / shares	Jul. 14, 2020 USD ($) Option $ / shares	Mar. 09, 2020 USD ($) shares $ / shares	Jul. 10, 2019 $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2021
LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price amendment				$ 0
Share price assumption	$ 23.19	$ 22.14	$ 21.2	$ 22.04
Assumption of forfeiture rate						0.00%
Share options Issued	159,369	33,405	120,228
Fair value of options granted, at grant date | $	$ 3.7	$ 0.7	$ 2.2
Omnibus plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend | $					$ 0.0
Omnibus plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption					$ 3.39
Volatility assumption					35.90%
Omnibus plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption					$ 11.55
Volatility assumption					58.31%
Incentive plan 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate				10.00%
Incentive plan 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate				5.00%
Incentive plans 2B and 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate				0.00%
LTIP1, LTIP2, LTIP2B and LTIP3 plans | LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price amendment				$ 0